Pension And Other Postretirement Employee Benefits (OPEB) Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pension And Other Postretirement Employee Benefits (OPEB) Costs [Abstract]
Pension And Other Postretirement Employee Benefits (OPEB) Costs

8. PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) COSTS

We are a participating employer in the EFH Retirement Plan and also participate with EFH Corp. and other subsidiaries of EFH Corp. to offer certain health care and life insurance benefits to eligible employees and their eligible dependents upon the retirement of such employees. We also participate in the Oncor Plan, which is a supplemental retirement plan for certain employees whose retirement benefits cannot be fully earned under the qualified EFH Retirement Plan.

We recognized $1 million in net pension costs related to the Oncor Plan, primarily composed of interest costs, for each of the three months ended March 31, 2012 and 2011. Our net pension and OPEB costs related to EFH Corp.'s plans for the three months ended March 31, 2012 and 2011 are comprised of the following:

	Three Months Ended March 31,
	2012	2011
Components of net pension costs:
Service cost	$5	$5
Interest cost	27	28
Expected return on assets	(26)	(25)
Amortization of net loss	19	16

Net pension costs	25	24

Components of net OPEB costs:
Service cost	1	2
Interest cost	10	13
Expected return on assets	(3)	(3)
Amortization of prior service costs	(5)	—
Amortization of net loss	3	6

Net OPEB costs	6	18

Total net pension and OPEB costs	31	42
Less amounts deferred principally as property or a regulatory asset	(22)	(33)

Net amounts recognized as expense	$9	$9

The discount rates reflected in net pension and OPEB costs in 2012 are 5.00% and 4.95%. The expected rates of return on pension and OPEB plan assets reflected in the 2012 cost amounts are 7.4% and 6.8%, respectively.

We made cash contributions to EFH Corp.'s pension and OPEB plans and the Oncor Plan of $25 million, $4 million and $1 million, respectively, during the three months ended March 31, 2012, and expect to make additional cash contributions of $97 million, $14 million and $2 million, respectively, in the remainder of 2012.

12. PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) PLANS

Pension Plan

We are a participating employer in the EFH Retirement Plan, a defined benefit pension plan sponsored by EFH Corp. The EFH Retirement Plan is a qualified pension plan under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code), and is subject to the provisions of ERISA. All benefits are funded by the participating employers. The EFH Retirement Plan provides benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings. The interest component of the Cash Balance Formula is variable and is determined using the yield on 30-year Treasury bonds. Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.

All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula. Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula. It is the participating employers' policy to fund the plans on a current basis to the extent deductible under existing federal tax regulations.

We also participated in an EFH Corp. supplemental retirement plan for certain employees, whose retirement benefits cannot be fully earned under the qualified Retirement Plan, the information for which is included below. We ceased participation in the EFH Corp. supplemental plan and implemented our own supplemental retirement plan effective January 1, 2010 (Oncor Plan). The Oncor Plan covers certain employees whose retirement benefits cannot be fully earned under the qualified EFH Retirement Plan and is substantially similar to the EFH Corp. supplemental retirement plan, except that we act as sponsor of the plan. At inception, the projected benefit obligation of the Oncor Plan was $32 million, which was 100% funded. We recognized $5 million, $1 million and $3 million in net pension costs related to the Oncor Plan, primarily composed of interest costs, for the years ended December 31, 2011, 2010 and 2009, respectively.

OPEB Plan

We participate with EFH Corp. and other subsidiaries of EFH Corp. to offer certain health care and life insurance benefits to eligible employees and their eligible dependents upon the retirement of such employees (OPEB Plan). For employees retiring on or after January 1, 2002, the retiree contributions required for such coverage vary based on a formula depending on the retiree's age and years of service.

Regulatory Recovery of Pension and OPEB Costs

PURA provides for our recovery of pension and OPEB costs for all applicable former employees of the regulated predecessor integrated electric utility, which in addition to our active and retired employees consists largely of active and retired personnel engaged in TCEH's activities, related to service of those additional personnel prior to the deregulation and disaggregation of EFH Corp.'s businesses effective January 1, 2002. Accordingly, we entered into an agreement with TCEH whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel.

We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings. Amounts deferred are ultimately subject to regulatory approval. At December 31, 2011 and 2010, we had recorded regulatory assets totaling $884 million and $1.048 billion, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.

Pension and OPEB Costs Recognized as Expense

The pension and OPEB amounts provided herein represent our allocated amounts related to EFH Corp.'s plans based on actuarial computations and reflect our employee and retiree demographics as described above. We recognized the following net pension and OPEB costs as expense:

	Year Ended December 31,
	2011	2010	2009
Pension cost	$95	$67	$35
OPEB cost	74	63	55

Total benefit cost	169	130	90
Less amounts deferred as a regulatory asset or property or property	(132)	(93)	(66)

Net amounts recognized as expense	$37	$37	$24

EFH Corp. and participating employers use the calculated value method to determine the market-related value of the assets held in the trust. We include the realized and unrealized gains or losses in the market-related value of assets over a rolling four-year period. Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value. Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.

Detailed Information Regarding Pension and OPEB Benefits

The following pension and OPEB information is based on December 31, 2011, 2010 and 2009 measurement dates:

	Pension Plan			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2011	2010	2009	2011	2010	2009
Assumptions Used to Determine Net Periodic Pension and Benefit Cost:
Discount rate	5.50%	5.90%	6.90%	5.55%	5.90%	6.85%
Expected return on plan assets	7.70%	8.00%	8.25%	7.10%	7.60%	7.64%
Rate of compensation increase	3.74%	3.71%	3.75%	—	—	—

Components of Net Pension and Benefit Cost:
Service cost	$20	$19	$16	$7	$6	$4
Interest cost	110	106	107	54	52	52
Expected return on assets	(99)	(97)	(100)	(14)	(15)	(13)
Amortization of net transition obligation	—	—	—	1	1	1
Amortization of prior service cost (credit)	1	1	1	(1)	(1)	(1)
Amortization of net loss	63	38	11	27	20	12

Net periodic pension and benefit cost	95	67	35	74	63	55

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets:
Net loss (gain)	106	124	154	(91)	75	76
Prior service cost (credit)	—	—	—	(127)	1	—
Amortization of net loss	(63)	(38)	(11)	(27)	(20)	(12)
Amortization of transition obligation (asset)	—	—	—	(1)	(1)	(1)
Amortization of prior service (cost) credit	(1)	(1)	(1)	1	—	1
Purchase accounting adjustment	—	—	—	—	—	4

Total recognized as regulatory assets	42	85	142	(245)	55	68

Total recognized in net periodic pension and benefit costs and as regulatory assets	$137	$152	$177	$(171)	$118	$123

	Pension Plan			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2011	2010	2009	2011	2010	2009
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	5.00%	5.50%	5.90%	4.95%	5.55%	5.90%
Rate of compensation increase	3.81%	3.74%	3.71%	—	—	—

	Pension Plan		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,052	$1,821	$1,004	$899
Service cost	20	19	7	6
Interest cost	110	106	54	52
Participant contributions	—	—	14	14
Medicare Part D reimbursement	—	—	5	3
Plan amendments	—	—	(127)	—
Actuarial (gain) loss	119	187	(97)	83
Benefits paid	(86)	(81)	(51)	(53)

Projected benefit obligation at end of year	$2,215	$2,052	$809	$1,004

Accumulated benefit obligation at end of year	$2,063	$1,894	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$1,341	$1,219	$208	$206
Actual return (loss) on assets	112	160	8	23
Employer contributions	175	43	18	18
Participant contributions	—	—	14	14
Benefits paid	(86)	(81)	(51)	(53)

Fair value of assets at end of year	$1,542	$1,341	$197	$208

Funded Status:
Projected benefit obligation at end of year	$(2,215)	$(2,052)	$(809)	$(1,004)
Fair value of assets at end of year	1,542	1,341	197	208

Funded status at end of year	$(673)	$(711)	$(612)	$(796)

	Pension Plan		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Amounts Recognized in the Balance Sheet Consist of:
Other current liabilities	$(3)	$(3)	$—	$—
Other noncurrent liabilities	(670)	(708)	(612)	(796)

Net liability recognized	$(673)	$(711)	$(612)	$(796)

Amounts Recognized as Regulatory Assets Consist of:
Net loss	$659	$616	$178	$296
Prior service cost (credit)	—	—	(131)	(5)
Net transition obligation	—	—	1	3

Net amount recognized	$659	$616	$48	$294

The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2011	2010
Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	9.00%	9.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$100	$(83)
Effect on postretirement benefits cost	6	(5)

The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2011	2010
Pension Plans with PBO and ABO in Excess of Plan Assets :
Projected benefit obligations	$2,215	$2,052
Accumulated benefit obligations	2,063	1,894
Plan assets	1,542	1,341

Pension Plan and OPEB Plan Investment Strategy and Asset Allocations

The investment objective for the Retirement Plan is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions. Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities. International equity securities are used to further diversify the equity portfolio and may include investments in both developed and emerging international markets. Fixed income securities include primarily corporate bonds from a diversified range of companies, US Treasuries and agency securities and money market instruments. The investment strategy for fixed income investments is to maintain a high grade portfolio of securities, which assist in managing the volatility and magnitude of plan contributions and expense.

The target asset allocation ranges of pension plan investments by asset category are as follows:

Asset Category	Target Allocation Ranges

US equities	12%-34%
International equities	10%-26%
Fixed income	40%-70%
Other	0%-10%

Our investment objective for the OPEB Plan primarily follows the objectives of the Retirement Plan discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses. The actual amounts at December 31, 2011 provided below are consistent with our asset allocation targets.

Fair Value Measurement of Pension Plan Assets

At December 31, 2011 and 2010, pension plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2011				At December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$60	$—	$60	$—	$42	$—	$42
Equity securities:
US	263	54	—	317	259	58	—	317
International	152	50	—	202	152	52	—	204
Fixed income securities:
Corporate bonds (a)	—	859	—	859	—	698	—	698
US Treasuries	—	34	—	34	—	13	—	13
Other (b)	—	61	—	61	—	58	—	58
Preferred securities	—	—	9	9	—	—	9	9

Total assets	$415	$1,118	$9	$1,542	$411	$921	$9	$1,341

(a) Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(b) Other consists primarily of US agency securities.

There was no change in the fair value of Level 3 assets in the periods presented.

Fair Value Measurement of OPEB Plan Assets

At December 31, 2011 and 2010, OPEB plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2011				At December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$10	$—	$10	$—	$11	$—	$11
Equity securities:
US	52	3	—	55	61	4	—	65
International	23	3	—	26	27	4	—	31
Fixed income securities:
Corporate bonds (a)	—	54	—	54	—	54	—	54
US Treasuries	—	2	—	2	—	1	—	1
Other (b)	46	3	—	49	41	4	—	45
Preferred securities	—	—	1	1	—	—	1	1

Total assets	$121	$75	$1	$197	$129	$78	$1	$208

(a) Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(b) Other consists primarily of US agency securities.

There was no significant change in the fair value of Level 3 assets in the periods presented.

Expected Long-Term Rate of Return on Assets Assumption

The retirement plan strategic asset allocation is determined in conjunction with the plan's advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

EFH Retirement Plan		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Plan Type	Expected Long-Term Returns
US equity securities	8.2%	401(h) accounts	7.4%
International equity securities	9.7%	Life Insurance VEBA	6.8%
Fixed income securities	4.4%	Union VEBA	6.8%
Preferred securities	0.0%	Non-Union VEBA	3.1%

Weighted average	7.4%	Weighted average	6.8%

Significant Concentrations of Risk

The plans' investments are exposed to risks such as interest rate, capital market and credit risks. We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers. While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so. There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.

Assumed Discount Rate

We selected the assumed discount rate using the Aon Hewitt AA Above Median yield curve, which is based on actual corporate bond yields and at December 31, 2011 consisted of 261 corporate bonds with an average rating of AA using Moody's, S&P and Fitch ratings.

Amortization in 2012

In 2012, amortization of the net actuarial loss and prior service cost for the defined benefit pension plan from regulatory assets into net periodic benefit cost is expected to be $74 million and less than $1 million, respectively. Amortization of the net actuarial loss, prior service credit, and transition obligation for the OPEB Plan from regulatory assets into net periodic benefit cost is expected to be $14 million, a $20 million credit and $1 million, respectively.

Pension and OPEB Plan Cash Contributions

Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2011	2010	2009
EFH Retirement Plan contributions	$172	$40	$66
OPEB Plan contributions	18	18	18
Oncor Plan contributions	3	3	—

Total contributions	$193	$61	$84

Our estimated funding in 2012 of the EFH Retirement Plan, the OPEB Plan and the Oncor Plan is $122 million, $18 million and $3 million, respectively.

Future Benefit Payments

Estimated future benefit payments to (receipts from) beneficiaries are as follows:

	2012	2013	2014	2015	2016	2017-21
Pension benefits	$100	$105	$111	$116	$123	$721
OPEB	$48	$43	$45	$48	$51	$278
Medicare Part D subsidies	$(5)	$—	$—	$—	$—	$—

Thrift Plan

Our employees may participate in a qualified savings plan, the EFH Corp. Thrift Plan (Thrift Plan). This plan is a participant-directed defined contribution plan intended to qualify under Section 401(a) of the Code, and is subject to the provisions of ERISA. Under the terms of the Thrift Plan, employees who do not earn more than the IRS threshold compensation limit used to determine highly compensated employees may contribute, through pre-tax salary deferrals and/or after-tax applicable payroll deductions, the lesser of 75% of their regular salary or wages or the maximum amount permitted under law. Employees who earn more than such threshold may contribute from 1% to 16% of their regular salary or wages. Employer matching contributions are also made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the EFH Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the EFH Retirement Plan. Employer matching contributions are made in cash and may be allocated by participants to any of the plan's investment options. Our contributions to the Thrift Plan totaled $12 million, $11 million and $11 million for the years ended December 31, 2011, 2010 and 2009, respectively.